Events after the reporting period - Additional Information (Detail) $ in Thousands, ₨ in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Jun. 30, 2021 INR (₨)	Jun. 30, 2021 USD ($)	Apr. 01, 2021 AUD ($)
Disclosure of Events After Reporting Period [line items]
Notional amount				$ 750,000
Ampion [Member] | Major business combination [member]
Disclosure of Events After Reporting Period [line items]
Total consideration					$ 150
Ensono Holdings Llc [Member]
Disclosure of Events After Reporting Period [line items]
Consideration received		$ 76,240
Capco [Member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration | ₨			₨ 108,760
Denim Group LLC [member]
Disclosure of Events After Reporting Period [line items]
Consideration received	$ 22,420